RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

During the periods ended June 30, 2025 and 2024, related party transactions were as follows:

	Period ended
	June 30,
	2025	2024
Management fees	$60,000	$25,000
Management salaries and benefits included in personnel expenses	437,767	305,751
Share-based payments	(35,525)	(101,304)
	$462,241	$229,447

During the years ended March 31, 2025 and 2024, related party transactions were as follows:

	2025	2024
Management fees	$146,666	$41,067
Management salaries and benefits included in personnel expenses	1,719,195	1,338,762
Share-based payments (Note 8)	655,145	720,222
	$2,521,007	$2,100,051